Non-controlling Interests (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current assets	$ 1,601,683,087	$ 1,661,948,432
Total non-current assets	1,822,263,193	1,933,130,547
Current liabilities	687,482,634	797,152,420
Non-current liabilities	1,399,081,065	1,361,957,506
Dividends paid	15,288,255	16,332,005
Non-controlling interests
IfrsStatementLineItems [Line Items]
Current assets	725,627,672	850,558,512
Total non-current assets	733,472,890	808,680,348
Current liabilities	409,331,274	552,903,418
Non-current liabilities	$ 187,674,051	$ 163,915,700